Accumulated Other Comprehensive Income Level 4 Reclassification of AOCI (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other net realized capital gains (losses)	$ (107)	$ 149	$ (271)	$ (46)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	101	468	403	376
Income Tax Expense (Benefit)	7	59	44	422
Net Income (Loss) Attributable to Parent	94	409	359	(46)
Net Investment Income	520	509	924	1,281
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	8		0	26
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	3	(25)	37	122
Accumulated Net Investment Gain (Loss) Attributable to Parent [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other net realized capital gains (losses)	(2)	(32)	47	153
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	(2)	(32)	47	153
Income Tax Expense (Benefit)	0	(7)	10	54
Net Income (Loss) Attributable to Parent	(2)	(25)	37	99
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	6	0	0	36
Income Tax Expense (Benefit)	1	0	0	13
Net Income (Loss) Attributable to Parent	5	0	0	23
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Interest Rate Swap [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other net realized capital gains (losses)	0	0	0	(1)
Net Investment Income	8	0	0	26
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Gain (Loss) on Investments [Member] | Cash Flow Hedging [Member] | Currency Swap [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(2)	0	$ 0	11
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Gain (Loss) on Investments [Member] | Cash Flow Hedging [Member] | Currency Swap [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ (2)	$ 0		$ 11